Shareholders Equity (Audited) (USD $)	Common Stock	Additional Paid-In Capital	Stock Subscription Payable	Retained Earnings / Accumulated Deficit
Beginning Balance, Accumlated Decifit at Aug. 25, 2010
Beginning Balance, value at Aug. 25, 2010
Beginning Balance, Additional Paid In Capital at Aug. 25, 2010
Beginning Balance, shares at Aug. 25, 2010
Beginning Balance, Stock Subscription Payable at Aug. 25, 2010
Contributed Capital		325
Net (loss) for the year				(2,825)
Common Stock Issued - value at Aug. 31, 2010
Common Stock Issued - shares at Aug. 31, 2010
Stock Subscription Payable at Aug. 31, 2010
Beginning Balance, Accumlated Decifit at Aug. 31, 2010				(2,825)
Beginning Balance, Additional Paid In Capital at Aug. 31, 2010		325
Contributed Capital		33,208
Net (loss) for the year				(73,232)
Common Stock Issued - value at Aug. 31, 2011	31,157
Common Stock Issued - shares at Aug. 31, 2011	31,156,703
Stock Subscription Payable at Aug. 31, 2011			$ 37,500